Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - shares		12 Months Ended
	Nov. 27, 2018	May 31, 2019	May 31, 2018	May 31, 2017	Nov. 30, 2018
Stock-Based Compensation Plans
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted earnings per share		862,500	799,362	606,048
2.25% Convertible Senior Notes
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Debt instrument redemption date	Nov. 27, 2018
Debt, interest rate	2.25%				2.25%
Debt instrument maturity year	2020
Debt conversion, common stock shares issued	598,601